Commitments and Contingencies	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies

17. Commitments and Contingencies

Lease Commitments

The Company leases its office space under non-cancelable operating leases, some of which contain payment escalations. The Company recognizes rent expense on a straight-line basis over the non-cancelable lease term and records the difference between cash rent payments and rent expense recognized in the consolidated statements of operations as accrued rent within accrued expenses (current) and other liabilities (non-current) within the consolidated balance sheets. The Company also leases office equipment under operating leases that expire at various dates through 2014. At December 31, 2011, the accrued rent balance related for office leases was $143, of which $21 was included in accrued expenses (current) and $122 was included in other long-term liabilities. At December 31, 2012, the accrued rent balance related for office leases was $476, of which $42 was included in accrued expenses (current) and $434 was included in other long-term liabilities.

Total rent expense under these operating leases was approximately $923, $1,387 and $1,652 for the years ended December 31, 2010, 2011 and 2012, respectively. The Company also leases furniture and computer equipment under capital leases that expire at various dates through 2014.

Future minimum lease payments under non-cancelable operating and capital leases at December 31, 2012 are as follows:

Years Ending December 31,	Operating Leases	Capital Leases	Total
2013	$1,417	$407	$1,824
2014	1,463	252	1,715
2015	1,451	—	1,451
2016	1,470	—	1,470
2017	1,031	—	1,031
Thereafter	2,515	—	2,515

Total	$9,347	659	$10,006

Less amount representing interest		(45)

Present value of minimum lease payments		$614

Data Center Agreements

The Company has agreements with various vendors to provide specialized space and services for the Company to host its software application. Future minimum payments under non-cancelable data center agreements at December 31, 2012 totaled $3,850, comprised of $1,918 due in the year ending December 31, 2013 and $1,932 due in the year ending December 31, 2014.

Purchase Commitments

As of December 31, 2012, the Company had non-cancelable purchase commitments related to telecommunications, subscription fees for third-party data (such as Internet maps and posted speed limits) and subscription fees for software services totaling $4,075, of which $2,599, $1,037 and $439 will become payable in the years ending December 31, 2013, 2014 and 2015, respectively.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements, from services to be provided by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and certain of its officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its consolidated financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2010, 2011 and 2012.

Litigation

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. In addition, the Company may receive notification alleging infringement of patent or other intellectual property rights. The Company is not a party to any material legal proceedings, nor is the Company aware of any pending or threatened litigation, that, in its opinion, would have a material adverse effect on its business or its consolidated financial position, results of operations or cash flows should such litigation be resolved unfavorably. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

In 2011, the Company was sued by PJC Logistics, LLC in a patent-infringement case (PJC Logistics, LLC v. Fleet Management Solutions, Inc. et al, Civil Action No. 03:11-cv-815) (United States District Court for the Northern District of Texas). The Northern District of Texas transferred the case to the United States District Court for the District of Minnesota for pretrial purposes. (In re: Vehicle Tracking and Security System (’844) Patent Litigation MDL No. 11-2249 (DWF/SER)). The complaint alleged that the Company has infringed U.S. Patent No. 5,223,844 entitled “Vehicle Tracking and Security System.” PJC Logistics, LLC sought damages rather than an injunction. In late January 2013, the Company reached an agreement in principle with PJC Logistics to settle this litigation for a cash payment which was not material to our financial condition, operating results or cash flows. The Company recorded this cash payment as a one-time charge. The Company has finalized this agreement with PJC Logistics.

On August 14, 2012, a putative class action complaint was filed in the Sixth Judicial Circuit in Pinellas County, Florida, entitled U.S. Prisoner Transport, et. al. v. Fleetmatics USA, LLC, et. al., Case No. 1200-9933 CI-20. Plaintiffs filed an amended complaint on October 4, 2012 and changed the case caption to Brevard Extraditions, Inc., d/b/a U.S. Prisoner Transport, et al. v. Fleetmatics USA, LLC, et al. The amended complaint alleges that we intercepted, recorded, disclosed, and used thousands of telephone calls in violation of Florida Statutes Section 934.03. The amended complaint seeks certification of a putative class of all individuals and businesses residing in Florida who spoke with any representatives of our offices in Florida on the telephone and had their telephone conversations recorded without their consent or advance notice, from the date of the earliest recording by us through the present. The amended complaint seeks statutory damages, injunctive relief, attorney fees, costs and interest. Florida Statutes Section 934.10 permits an aggrieved person to recover “liquidated damages computed at the rate of $100 a day for each day of violation or $1,000, whichever is higher.” We moved to dismiss the amended complaint on October 18, 2012 and plaintiffs filed an opposition on November 1, 2012. Our motion to dismiss is pending before the court. This matter is in its early stages.

Management Services Agreement

The Company was party to a Management Services Agreement that required the Company to make payments of up to $15,000 through 2014 if certain performance targets were achieved (see Note 19). On August 20, 2012, the Company paid Privia an aggregate of $7,800 in full satisfaction of all present and future amounts that were payable by the Company under the agreement.